Operating Costs (Tables)	12 Months Ended
Dec. 31, 2023
Operating costs
Operating costs

	2023	2022	2021

	(€ in thousands)
Employee benefits	20,349	30,286	26,320
External R&D costs	4,809	19,824	15,580
Laboratory costs and other consumables	3,473	3,111	2,709
Advisory and legal costs	4,262	6,766	4,674
Insurance costs	1,458	1,895	1,979
Depreciation	2,513	2,521	2,329
Patent and license expenses	303	611	428
Other	4,217	4,504	5,569
	41,384	69,518	59,588